UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_|  is a restatement
                                   |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  1 DeForest Avenue, Suite 200
          Summit, New Jersey 07901


13F File Number: 028-10370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (908) 516-5800


Signature, Place and Date of Signing:

  /s/ Alan Fournier              Summit, New Jersey           February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $4,788,171
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number              Name

1.     028-13560                   Pennant Master Fund, L.P.

2.     028-13561                   Pennant Windward Master Fund, L.P.

3.     028-13288                   Broadway Gate Master Fund, Ltd.

4.     028-10746                   Pennant General Partner, LLC

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                                                      FORM 13F INFORMATION TABLE
                                                    Pennant Capital Management, LLC
                                                           December 31, 2012




COLUMN 1                       COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                     VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP     (X1000)    PRN AMT  PRN CALL  DISCRETION  MANGRS    SOLE       SHARED NONE
AEROFLEX HLDG CORP            COM             007767106    32,818  4,688,293  SH         Defined    1,3,4      4,688,293
AMERICAN INTL GROUP INC       COM NEW         026874784   128,741  3,647,048  SH         Defined    1,2,3,4    3,647,048
APPLE INC                     COM             037833100   113,063    212,455  SH         Defined    1,2,4        212,455
BROADCOM CORP                 CL A            111320107    18,099    545,000  SH         Defined    1,2,4        545,000
CANADIAN NAT RES LTD          COM             136385101    22,952    795,000  SH         Defined    1,2,4        795,000
CITIGROUP INC                 COM NEW         172967424   133,492  3,374,422  SH         Defined    1,2,3,4    3,374,422
COGNIZANT TECHNOLOGY SOLUTIO  CL A            192446102   139,414  1,886,977  SH         Defined    1,2,3,4    1,886,977
DAVITA HEALTHCARE PARTNERS I  COM             23918K108   302,186  2,733,972  SH         Defined    1,2,3,4    2,733,972
DOLLAR GEN CORP NEW           COM             256677105   148,619  3,370,816  SH         Defined    1,2,3,4    3,370,816
FAMILY DLR STORES INC         COM             307000109    87,163  1,374,597  SH         Defined    1,2,3,4    1,374,597
FIDELITY NATL INFORMATION SV  COM             31620M106   178,229  5,120,066  SH         Defined    1,2,3,4    5,120,066
FLUOR CORP NEW                COM             343412102    29,957    510,000  SH         Defined    1,2,4        510,000
FORD MTR CO DEL               COM PAR $0.01   345370860     6,475    500,000  SH         Defined    1,2,4        500,000
FORUM ENERGY TECHNOLOGIES IN  COM             34984V100    26,869  1,085,611  SH         Defined    1,2,4      1,085,611
FOSTER WHEELER AG             COM             H27178104    23,226    955,000  SH         Defined    1,2,4        955,000
HUNTINGTON INGALLS INDS INC   COM             446413106   191,410  4,416,467  SH         Defined    1,2,3,4    4,416,467
MRC GLOBAL INC                COM             55345K103   194,320  6,994,971  SH         Defined    1,2,3,4    6,994,971
MATTRESS FIRM HLDG CORP       COM             57722W106    50,032  2,039,630  SH         Defined    1,3,4      2,039,630
MIDDLEBY CORP                 COM             596278101    43,952    342,809  SH         Defined    3,4          342,809
NVR INC                       COM             62944T105   238,558    259,302  SH         Defined    1,2,3,4      259,302
OWENS CORNING NEW             COM             690742101    65,265  1,764,400  SH         Defined    1,2,3,4    1,764,400
PBF ENERGY INC                CL A            69318G106    15,687    540,000  SH         Defined    2,4          540,000
PHH CORP                      COM NEW         693320202   105,673  4,644,950  SH         Defined    1,2,4      4,644,950
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG  71654V101    18,538    960,000  SH         Defined    1,2,4        960,000
PFIZER INC                    COM             717081103    47,816  1,906,574  SH         Defined    2,4        1,906,574
PRICELINE COM INC             COM NEW         741503403   186,799    301,100  SH         Defined    1,2,3,4      301,100
QUALCOMM INC                  COM             747525103   179,031  2,894,154  SH         Defined    1,2,3,4    2,894,154
QUEST DIAGNOSTICS INC         COM             74834L100    21,693    372,290  SH         Defined    1,2,4        372,290
RANGE RES CORP                COM             75281A109   109,621  1,744,716  SH         Defined    1,2,4      1,744,716
SALLY BEAUTY HLDGS INC        COM             79546E104   175,828  7,459,817  SH         Defined    1,2,3,4    7,459,817
SENSATA TECHNOLOGIES HLDG BV  SHS             N7902X106   155,687  4,793,304  SH         Defined    1,2,3,4    4,793,304
TEREX CORP NEW                COM             880779103   276,832  9,848,172  SH         Defined    1,2,3,4    9,848,172
TRANSDIGM GROUP INC           COM             893641100   300,225  2,201,710  SH         Defined    1,2,3,4    2,201,710
TRIPADVISOR INC               COM             896945201   186,819  4,456,550  SH         Defined    1,2,3,4    4,456,550
UNION PAC CORP                COM             907818108   135,685  1,079,263  SH         Defined    1,2,3,4    1,079,263
UNITEDHEALTH GROUP INC        COM             91324P102    85,446  1,575,331  SH         Defined    1,2,4      1,575,331
UNIVERSAL STAINLESS & ALLOY   COM             913837100    38,707  1,052,668  SH         Defined    1,3,4      1,052,668
VALERO ENERGY CORP NEW        COM             91913Y100    32,926    965,000  SH         Defined    1,2,4        965,000
VIVUS INC                     COM             928551100     3,355    250,000  SH         Defined    1,2,4        250,000
WABCO HLDGS INC               COM             92927K102   192,687  2,955,771  SH         Defined    1,2,3,4    2,955,771
WELLPOINT INC                 COM             94973V107   194,292  3,189,292  SH         Defined    1,2,3,4    3,189,292
WESCO INTL INC                COM             95082P105   149,986  2,224,324  SH         Defined    1,2,3,4    2,224,324

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